Acquisition of Alternative Solutions, LLC (Details)	Jul. 03, 2018 USD ($)	Jun. 27, 2018 USD ($) shares	Feb. 28, 2018 USD ($)	Feb. 05, 2018 USD ($)	Dec. 04, 2017 USD ($)	Aug. 31, 2018 USD ($)
Acquisition of Alternative Solutions, LLC (Details) [Line Items]
Number of Subsidiaries		3
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions			10.00%	10.00%
Oasis Acquisition [Member]
Acquisition of Alternative Solutions, LLC (Details) [Line Items]
Number of Subsidiaries					3
Payments to Acquire Businesses, Gross		$ 2,050,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares		22,058,823
Liabilities Assumed		$ 204,457
Business Acquisition, Equity Interest Issued or Issuable, Description		The number of Purchase Price Shares was equal to 80% of the offering price of the Company’s common stock in its last equity offering, which price was $0.34 per share.
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High	$ 1,000,000	$ 1,000,000
Average Revenue, Maintained	20,000	20,000
Business Combination, Contingent Consideration, Liability						$ 678,111
Business Combination, Consideration Transferred		27,975,650
Oasis LLCs [Member] | Oasis Acquisition [Member]
Acquisition of Alternative Solutions, LLC (Details) [Line Items]
Payments to Acquire Businesses, Gross	$ 6,200,000	$ 5,995,543	$ 6,200,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	90.00%	90.00%	90.00%
Debt Instrument, Face Amount	$ 4,000,000	$ 4,000,000	$ 4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares		22,058,823
Business Acquisition, Equity Interest Issued or Issuable, Description	The number of shares shall equal $6,000,000 divided by the lower of $1.00 or the conversion price to receive one share of the Company’s common stock in its next equity offering that it commences in 2018 that exceeds $6 million, multiplied by 80%
Deposit [Member] | Oasis Acquisition [Member]
Acquisition of Alternative Solutions, LLC (Details) [Line Items]
Payments to Acquire Businesses, Gross					$ 250,000
Additional Payments [Member] | Oasis Acquisition [Member]
Acquisition of Alternative Solutions, LLC (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 1,800,000	$ 1,800,000	$ 1,800,000
Original Contemplated Transaction Payment [Member] | Oasis Acquisition [Member]
Acquisition of Alternative Solutions, LLC (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 6,200,000
Original Contemplated Transaction Payment [Member] | Oasis LLCs [Member] | Oasis Acquisition [Member]
Acquisition of Alternative Solutions, LLC (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 6,200,000